Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 08, 2011 CNY	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Aug. 22, 2011 USD ($)	Aug. 21, 2011 USD ($)	Aug. 05, 2013 Warrant Three	Sep. 25, 2012 Common Class A USD ($)	Dec. 31, 2013 Common Class A USD ($)	Dec. 31, 2012 Common Class A	Sep. 25, 2012 Common Class B USD ($)	Dec. 31, 2013 Common Class B USD ($)	Dec. 31, 2012 Common Class B	Jan. 20, 2011 VODone Limited USD ($)	Aug. 31, 2011 VODone Limited	Aug. 23, 2011 VODone Limited USD ($)	Aug. 05, 2013 Grand Synergy Limited Common Class A USD ($)	Aug. 05, 2013 Champion Plus Group Limited Warrant Three	Aug. 05, 2013 Champion Plus Group Limited Common Class A USD ($)	Nov. 29, 2013 ICBC Credit Suisse Asset Management (International) Company Limited Common Class A USD ($)	Nov. 29, 2013 ICBC Credit Suisse Asset Management Co., Ltd. Common Class A USD ($)
Class of Stock [Line Items]
Stock issued, shares														1	2,500,000		7,000,000		28,000,000	14,634,900	1,232,000
Common stock, Par value					$ 1.00	$ 1.00		$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 1.00		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized					1,000,000	50,000		750,000,000	750,000,000	750,000,000	250,000,000	250,000,000	250,000,000
Number of ordinary shares each of the existing issued and authorized ordinary shares are converted to		1,000
Stock issued pursuant to acquisition		209,999,000
Stock issued, shares								113,112,458			189,617,092	8,795,864
Proceed from private placement																	$ 5,000		$ 20,000	$ 15,158	$ 1,276
Awards granted							100,000											100,000
Warrant, exercise price							10.00											10.00
RSUs, vested			929,500	464,750
RSUs, issued and outstanding Class A ordinary shares									929,500	464,750
Ordinary shares, shares issued									178,034,362	113,577,208		180,821,228	189,617,092
Ordinary shares, shares outstanding									178,034,362	113,577,208		180,821,228	189,617,092
Cash dividend declared	71,400